Segments - Schedule of Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenues [Line Items]
Revenues	$ 31,662	$ 29,562	$ 42,657
Israel [Member]
Schedule of Revenues [Line Items]
Revenues	28,141	27,808	40,364
America [Member]
Schedule of Revenues [Line Items]
Revenues	234	699	334
Europe [Member]
Schedule of Revenues [Line Items]
Revenues	2,855	1,055	1,669
Asia Pacific [Member]
Schedule of Revenues [Line Items]
Revenues	$ 432		$ 290